Post-employment benefit plans - Components of Post-Employment Benefit (Obligations) Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	$ 1,657
Interest on obligations	66	$ 108
Actuarial gains (losses)	984	(835)
Post-employment benefit obligations, December 31	2,374	1,657
Post-employment benefit assets	3,578	2,935
Post-employment benefit obligations	(1,204)	(1,278)
Experience gains (losses) included in actuarial gains	809	734
Actual return on plan assets	$ 1,848	$ 1,898
Actual return on plan assets, percent	8.10%	8.80%
Benefit obligations
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	$ (21,669)	$ (20,433)
Current service cost	(135)	(129)
Interest on obligations	(976)	(1,051)
Actuarial gains (losses)	214	(1,521)
Benefit payments	1,419	1,473
Employee contributions	(8)	(8)
Business combinations	(33)	0
Post-employment benefit obligations, December 31	(21,188)	(21,669)
Plan assets
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	24,098	23,682
Expected return on plan assets	1,078	1,212
Actuarial gains (losses)	770	686
Benefit payments	(1,419)	(1,473)
Employer contributions	109	105
Employee contributions	8	8
Transfers to DC plans	(132)	(124)
Business combinations	47	0
Other	(1)	2
Post-employment benefit obligations, December 31	24,558	24,098
Plan asset (deficit)
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	2,429
Post-employment benefit obligations, December 31	3,370	2,429
Effect of asset limit
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	(719)
Interest on obligations	(36)	(53)
Post-employment benefit obligations, December 31	(960)	(719)
DB pension plans
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	2,401
Current service cost	(134)	(128)
Interest on obligations	99	149
Post-employment benefit obligations, December 31	3,058	2,401
Post-employment benefit assets	3,578	2,935
Post-employment benefit obligations	(520)	(534)
DB pension plans | Benefit obligations
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	(20,595)	(19,295)
Current service cost	(134)	(128)
Interest on obligations	(927)	(993)
Actuarial gains (losses)	214	(1,572)
Benefit payments	1,349	1,401
Employee contributions	(8)	(8)
Business combinations	(33)	0
Post-employment benefit obligations, December 31	(20,134)	(20,595)
DB pension plans | Plan assets
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	23,768	23,355
Expected return on plan assets	1,062	1,195
Actuarial gains (losses)	737	692
Benefit payments	(1,349)	(1,401)
Employer contributions	48	41
Employee contributions	8	8
Transfers to DC plans	(132)	(124)
Business combinations	47	0
Other	(1)	2
Post-employment benefit obligations, December 31	24,188	23,768
DB pension plans | Plan asset (deficit)
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	3,173
Post-employment benefit obligations, December 31	4,054	3,173
DB pension plans | Effect of asset limit
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	(719)
Interest on obligations	(36)	(53)
Post-employment benefit obligations, December 31	(960)	(719)
OPEB plans
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	(744)
Current service cost	(1)	(1)
Interest on obligations	(33)	(41)
Post-employment benefit obligations, December 31	(684)	(744)
Post-employment benefit assets	0	0
Post-employment benefit obligations	(684)	(744)
OPEB plans | Benefit obligations
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	(1,074)	(1,138)
Current service cost	(1)	(1)
Interest on obligations	(49)	(58)
Actuarial gains (losses)	0	51
Benefit payments	70	72
Employee contributions	0	0
Business combinations	0	0
Post-employment benefit obligations, December 31	(1,054)	(1,074)
OPEB plans | Plan assets
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	330	327
Expected return on plan assets	16	17
Actuarial gains (losses)	33	(6)
Benefit payments	(70)	(72)
Employer contributions	61	64
Employee contributions	0	0
Transfers to DC plans	0	0
Business combinations	0	0
Other	0	0
Post-employment benefit obligations, December 31	370	330
OPEB plans | Plan asset (deficit)
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	(744)
Post-employment benefit obligations, December 31	(684)	(744)
OPEB plans | Effect of asset limit
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	0
Interest on obligations	0	0
Post-employment benefit obligations, December 31	$ 0	$ 0